18. SUPPLY CHAIN FINANCE	12 Months Ended
Dec. 31, 2019
Supply Chain Finance
SUPPLY CHAIN FINANCE

18.     SUPPLY CHAIN FINANCE

	12.31.19	Restated (1) 12.31.18
Supply chain finance - Domestic suppliers	671,869	715,335
Supply chain finance - Foreign suppliers	182,126	170,448
	853,995	885,783

(-) Adjustment to present value	(11,958)	(10,483)
	842,037	875,300

(1)       The restatement refers to the split of the adjustment to present value.

The Company has partnerships with several financial institutions that allow the suppliers to anticipate their receivables. The suppliers may choose whether to participate and if so, with which institution. The anticipation allows the suppliers to better manage their cash flow needs. This flexibility allows the Company to intensify its commercial relations with the network of suppliers by potentially leveraging benefits such as preference for supply in case of restricted supply, better price conditions and/or more flexible payment terms, among others, has not identified any material change in the existing commercial conditions with its suppliers. These operations are presented in the cash flow of operating activities.

On December 31, 2019, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the domestic market were set between 0.38% to 0.67% p.m. (0.52% to 0.75% p.m. on December 31, 2018).

On December 31, 2019, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the external market were set between 0.32% to 0.46% p.m. (0.31% to 0.50% p.m. on December 31, 2018).